AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

September 17, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                         Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

To Whom It May Concern:

On behalf of Pacific Funds Series Trust (the “Trust” or “Registrant”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 160 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.  PEA No. 160 is filed for the purpose of adding a new fund to the Trust — Pacific Funds ESG Core Bond.

Information that was not available or final at the time of the filing will be included in a Rule 485(b) filing prior to the effective date.  As the facing sheet indicates, PEA No. 160 is scheduled to become effective 75 days after filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:        Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Mark Karpe, Pacific Life Insurance Company

Laurene MacElwee, Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP